CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues and Other Income
Operating revenues, net of royalties	$ 38,344.0	$ 38,542.0
Other income	645.0	444.0
Total revenue	38,989.0	38,986.0
Expenses
Purchases of crude oil and products	12,562.0	14,133.0
Operating, selling and general	11,244.0	10,573.0
Transportation	1,442.0	1,319.0
Depreciation, depletion, amortization and impairment	10,572.0	5,738.0
Exploration	256.0	122.0
Gain on asset exchange and disposals	(253.0)	(24.0)
Financing expenses	633.0	2,142.0
Total expenses	36,456.0	34,003.0
(Loss) earnings before Income Taxes	2,533.0	4,983.0
Income Tax (Recovery) Expense
Current	1,552.0	1,250.0
Deferred	(1,918.0)	440.0
Total income tax (recovery) expense	(366.0)	1,690.0
Net (Loss) Earnings	2,899.0	3,293.0
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	(177.0)	267.0
Items That Will Not be Reclassified to Earnings:
Actuarial (loss) gain on employee retirement benefit plans, net of income taxes	(48.0)	103.0
Other Comprehensive (Loss) Income	(225.0)	370.0
Total Comprehensive (Loss) Income	$ 2,674.0	$ 3,663.0
Per Common Share (dollars)
Net earnings - basic	$ 1.86	$ 2.03
Net earnings - diluted	1.86	2.02
Cash dividends	$ 1.68	$ 1.44